FINANCIAL RISK MANAGEMENT - Schedule of classification of financial instruments at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Financial assets, at fair value			$ 5,470,625
Other financial liabilities, current
Financial Risk Management [Line Items]
Financial liabilities, at fair value	$ 0	$ 1,544
Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Financial liabilities, at fair value	0	1,544
Cash and cash equivalents
Financial Risk Management [Line Items]
Financial assets, at fair value	77,313
Assets		89,706
Short-term mutual funds
Financial Risk Management [Line Items]
Financial assets, at fair value	77,313
Assets		89,706
Other financial assets, current
Financial Risk Management [Line Items]
Financial assets, at fair value	15,565
Assets		22,136
Fair value interest rate derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	4,676
Assets		0
Fair value of fuel derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	7,747
Assets		22,136
Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	3,142
Assets		0
Level I | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level I | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level I | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	77,313	89,706
Level I | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	77,313	89,706
Level I | Other financial assets, current
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level II | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	1,544
Level II | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	1,544
Level II | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	0	0
Level II | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	0	0
Level II | Other financial assets, current
Financial Risk Management [Line Items]
Assets	15,565	22,136
Level II | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	4,676	0
Level II | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	7,747	22,136
Level II | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	3,142	0
Level III | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level III | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level III | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	0	0
Level III | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	0	0
Level III | Other financial assets, current
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	$ 0	$ 0